FINANCIAL RISK MANAGEMENT (Tables)	12 Months Ended
Mar. 31, 2021
Disclosure of notes and other explanatory information [Abstract]
Credit risk and credit loss allowances for accounts receivable and contract assets by segment
As at March 31, 2021, exposure to credit risk and credit loss allowances for accounts receivable and contract assets by segments are as follows:

	Civil Aviation Training Solutions	Defence and Security	Healthcare	Amounts not allocated to a segment	Total
Gross accounts receivable	$297.1	$178.3	$62.4	$15.2	$553.0
Gross contract assets	53.6	406.1	2.2	—	461.9
Total	$350.7	$584.4	$64.6	$15.2	$1,014.9
Credit loss allowances	$(32.8)	$(0.2)	$(1.4)	$—	$(34.4)
As a %	9.4%	—%	2.2%	—%	3.4%

Disclosure of how entity manages liquidity risk
The following tables present a maturity analysis based on contractual maturity date of the Company’s financial liabilities, excluding liabilities for subscription receipts, based on expected cash flows. Cash flows from derivatives presented either as derivative assets or liabilities have been included, as the Company manages its derivative contracts on a gross basis. The amounts are the contractual undiscounted cash flows. All amounts contractually denominated in foreign currency are presented in Canadian dollar equivalent amounts using the period-end spot rate except as otherwise stated:

				Between	Between	Between	Between
	Carrying	Contractual	Less than	1 and	2 and	3 and	4 and	More than
As at March 31, 2021	amount	cash flows	1 year	2 years	3 years	4 years	5 years	5 years
Non-derivative financial liabilities
Accounts payable and accrued liabilities (1)	$674.9	$674.9	$674.9	$—	$—	$—	$—	$—
Total long-term debt (2)	2,358.0	2,954.5	291.4	238.1	230.0	320.0	151.7	1,723.3
Other non-current liabilities (3)	185.4	376.3	—	29.3	41.0	31.1	30.7	244.2
	$3,218.3	$4,005.7	$966.3	$267.4	$271.0	$351.1	$182.4	$1,967.5
Net derivative financial
liabilities (assets)
Forward foreign currency contracts (4)	$(24.0)
Outflow		$2,449.7	2,157.6	233.0	49.8	9.3	—	—
Inflow		(2,475.3)	(2,175.6)	(238.8)	(51.3)	(9.6)	—	—
Foreign currency and
interest rate swap agreements	(5.1)	(3.9)	(1.2)	(1.2)	(0.9)	(0.3)	(0.2)	(0.1)
Equity swap agreements	0.6	0.6	0.6	—	—	—	—	—
	$(28.5)	$(28.9)	$(18.6)	$(7.0)	$(2.4)	$(0.6)	$(0.2)	$(0.1)
	$3,189.8	$3,976.8	$947.7	$260.4	$268.6	$350.5	$182.2	$1,967.4

				Between	Between	Between	Between
	Carrying	Contractual	Less than	1 and	2 and	3 and	4 and	More than
As at March 31, 2020	amount	cash flows	1 year	2 years	3 years	4 years	5 years	5 years
Non-derivative financial liabilities
Accounts payable and accrued liabilities (1)	$709.1	$709.1	$709.1	$—	$—	$—	$—	$—
Total long-term debt (2)	3,305.2	4,319.8	296.5	555.1	564.8	383.4	340.1	2,179.9
Other non-current liabilities (3)	182.0	397.8	0.7	49.8	31.2	32.1	32.4	251.6
	$4,196.3	$5,426.7	$1,006.3	$604.9	$596.0	$415.5	$372.5	$2,431.5
Net derivative financial
liabilities (assets)
Forward foreign currency contracts (4)	$38.8
Outflow		$1,862.5	$1,636.1	$171.0	$42.4	$9.2	$3.8	$—
Inflow		(1,822.8)	(1,606.6)	(164.8)	(39.4)	(8.5)	(3.5)	—
Foreign currency and
interest rate swap agreements	0.3	(6.3)	7.8	(4.0)	(3.9)	(3.0)	(2.2)	(1.0)
Equity swap agreements	55.5	55.5	55.5	—	—	—	—	—
	$94.6	$88.9	$92.8	$2.2	$(0.9)	$(2.3)	$(1.9)	$(1.0)
	$4,290.9	$5,515.6	$1,099.1	$607.1	$595.1	$413.2	$370.6	$2,430.5
(1) Includes trade accounts payable, accrued liabilities, interest payable and certain payroll-related liabilities.
(2) Contractual cash flows include contractual interest and principal payments related to debt obligations and excludes transaction costs.
(3) Includes non-current royalty obligations and other non-current liabilities.
(4) Outflows and inflows are presented in Canadian dollar equivalent using the contractual forward foreign currency rate.

Disclosure of foreign currency risks
The forward foreign currency contracts outstanding are as follows:

(amounts in millions, except average rate)			2021			2020
	Notional		Average	Notional		Average
Currencies (sold/bought)	amount	(1)	rate	amount	(1)	rate
USD/CDN
Less than 1 year	$530.9		0.77	$833.7		0.74
Between 1 and 3 years	127.4		0.77	176.4		0.76
Between 3 and 5 years	20.5		0.78	13.0		0.77
EUR/CDN
Less than 1 year	88.4		1.54	180.5		0.64
Between 1 and 3 years	95.2		1.57	12.3		0.60
GBP/CDN
Less than 1 year	52.7		0.57	71.5		0.59
Between 1 and 3 years	11.5		0.58	0.2		0.60
CDN/USD
Less than 1 year	1,224.7		1.27	289.7		1.36
Between 1 and 3 years	31.0		1.37	23.7		1.32
Other currencies
Less than 1 year	260.8		n.a.	247.5		n.a.
Between 1 and 3 years	1.5		n.a.	0.8		n.a.
Between 3 and 5 years	5.0		n.a.	13.2		n.a.
Total	$2,449.6			$1,862.5
(1) Exchange rates as at the end of the respective periods were used to translate amounts in foreign currencies.

Sensitivity analysis for types of market risk
The following table presents the Company’s exposure to foreign currency risk of financial instruments and the pre-tax effects on net income and OCI as a result of a reasonably possible strengthening of 5% in the relevant foreign currency against the Canadian dollar as at March 31. This analysis assumes all other variables remain constant.

	USD		€		GBP
	Net income	OCI	Net income	OCI	Net income	OCI
2021	$7.9	$28.9	$4.6	$(3.8)	$(0.5)	$(0.7)
2020	4.8	(19.6)	(0.5)	(3.1)	0.2	(0.4)

Disclosure of letters of credit and guarantees

	2021	2020
Advance payments	$41.0	$36.0
Contract performance	46.4	44.0
Lease obligations	30.1	37.1
Financial obligations	70.3	63.0
Other	8.4	9.5
	$196.2	$189.6